Consolidated Balance Sheet (USD $)	Dec. 31, 2014		Dec. 31, 2013
ASSETS
Cash and due from banks	$ 20,846,000		$ 20,926,000
Federal funds sold	4,793,000		5,267,000
Cash and cash equivalents	25,639,000		26,193,000
Investment securities available for sale, at fair value	154,334,000		157,143,000
Loans held for sale	438,000
Loans	470,584,000		435,725,000
Less allowance for loan and lease losses	6,846,000		7,046,000
Net loans	463,738,000		428,679,000
Premises and equipment, net	9,980,000		9,828,000
Goodwill	4,559,000		4,559,000
Core deposit intangibles	116,000		156,000
Bank-owned life insurance	9,092,000		8,816,000
Accrued interest and other assets	9,635,000		11,716,000
TOTAL ASSETS	677,531,000		647,090,000
Deposits:
Noninterest-bearing demand	105,512,000		85,905,000
Interest-bearing demand	56,377,000		53,741,000
Money market	75,895,000		77,473,000
Savings	178,470,000		177,303,000
Time	169,858,000		174,414,000
Total deposits	586,112,000		568,836,000
Short-term borrowings	14,808,000		10,809,000
Other borrowings	10,624,000		11,609,000
Accrued interest and other liabilities	2,120,000		2,363,000
TOTAL LIABILITIES	613,664,000		593,617,000
STOCKHOLDERS' EQUITY
Common stock, no par value; 10,000,000 shares authorized, 2,242,025 and 2,221,834 shares issued; 2,052,495 and 2,032,304 shares outstanding	35,529,000		34,979,000
Retained earnings	32,524,000		27,465,000
Accumulated other comprehensive income (loss)	2,548,000	[1]	(2,237,000)	[1]
Treasury stock, at cost; 189,530 shares	(6,734,000)		(6,734,000)
TOTAL STOCKHOLDERS' EQUITY	63,867,000		53,473,000
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 677,531,000		$ 647,090,000

[1]	All amounts are net of tax. Amounts in parentheses indicate debits.